RELATED PARTIES - Purchases and Trade Payables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Purchases	$ 1,998	$ 2,049	$ 2,300
Trade payables	291	360
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	550	669	830
Trade payables	89	111
Global Chartering | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	276	296	413
Trade payables	7	13
Integrated Metal Recycling | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	130	125	99
Trade payables	8	1
AMNS India | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	84	96	105
Trade payables	11	20
Aperam | Other
Disclosure of transactions between related parties [line items]
Purchases	126	92	126
Trade payables	17	10
Exeltium | Associate
Disclosure of transactions between related parties [line items]
Purchases	87	85	85
Trade payables	14	16
Alkat | Associate
Disclosure of transactions between related parties [line items]
Purchases	116	75	90
Trade payables	13	12
Baycoat | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	70	62	60
Trade payables	8	8
Enerfos | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	57	60	44
Trade payables	13	21
Sitrel | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	53	60	110
Trade payables	0	3
CFL Cargo | Associate
Disclosure of transactions between related parties [line items]
Purchases	69	59	52
Trade payables	11	4
Other | Other
Disclosure of transactions between related parties [line items]
Purchases	380	370	$ 286
Trade payables	$ 100	$ 141